Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2021	2020

Provision for professional fees	$1,169,156	$582,811
Government authorities*	921,726	395,512
Grants received in advance	526,578	808,856
Provision for legal claims	49,195	47,588
Other	116,233	88,667

	$2,782,888	$1,923,434

*	Such amount, for both December 31, 2021 and 2020 contains primarily liability to Israel National Authority for Technology and Innovation (“NATI”). See Note 3 for additional information. Please also note that the remainder of the liability towards NATI for the same dates is presented in a separate line item within the non-current liabilities according to the related settlement.